Equity Offerings - Additional Information (Detail) - USD ($) $ in Thousands			6 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Jun. 30, 2015	Jun. 30, 2014	Jul. 24, 2014	Jul. 14, 2014
Subsidiary or Equity Method Investee [Line Items]
Limited partnership common units sold	5,000,000	4,600,000	5,000,000	4,600,000
Aggregate additional general partner capital contribution	$ 2,400	$ 2,700	$ 400
General partner interest in Partnership, percentage	2.00%	2.00%	2.00%	2.00%
Net proceeds from public offering and related General Partner's contribution	$ 116,600		$ 116,603	$ 128,751
Period of option granted to underwriters to purchase additional units			30 days
Partnership units issued					490,000	150,000
Seller Credit [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility			$ 12,000
Dan Sabia Facility [Member]
Subsidiary or Equity Method Investee [Line Items]
Repayment of credit facility			$ 7,500
Common Units [Member]
Subsidiary or Equity Method Investee [Line Items]
Issuance of additional partnership common units		690,000